EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 10—EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT PLAN:  Substantially all of our 1,561 employees participate in the National Rural Electric Cooperative Association Retirement Security Plan (“RS Plan”) except for the 216 employees of Colowyo Coal. The RS Plan is a defined benefit pension plan qualified under Section 401(a) and tax‑exempt under Section 501(a) of the Internal Revenue Code. It is considered a multiemployer plan under the accounting standards for compensation‑retirement benefits. The plan sponsor’s Employer Identification Number is 53‑0116145 and the Plan Number is 333.

A unique characteristic of a multiemployer plan compared to a single employer plan is that all plan assets are available to pay benefits to any plan participant. Separate asset accounts are not maintained for participating employers. This means that assets contributed by one employer may be used to provide benefits to employees of other participating employers.

Our contributions to the RS Plan in each of the years 2015,  2014 and 2013 represented less than 5 percent of the total contributions made each year to the plan by all participating employers. We made contributions to the RS Plan of $22.9,  $21.5 and $92.6 million in 2015,  2014 and 2013, respectively. Contributions in 2013 were significantly higher than those in 2015 and 2014 due to our election to exercise the prepayment option offered to participating employers in 2013.

In December 2012, the National Rural Electric Cooperative Association approved an option to allow participating cooperatives in the RS Plan to make a contribution prepayment and reduce future required contributions. The prepayment amount is a cooperative’s share, as of January 1, 2013, of future contributions required to fund the RS Plan’s unfunded value of benefits earned to date using RS Plan actuarial valuation assumptions. The prepayment amount is equal to approximately 2.5 times a cooperative’s annual RS Plan required contribution as of January 1, 2013. After making the prepayment, the annual contribution was reduced by approximately 25 percent, retroactive to January 1, 2013. The reduced annual contribution is expected to continue for approximately 15 years. However, changes in interest rates, asset returns and other plan experience different from expected, plan assumption changes and other factors may have an impact on future contributions and the 15-year period.

In May 2013, we elected to make a contribution prepayment of $71.2 million to the RS Plan. This contribution prepayment was determined to be a long‑term prepayment and therefore recorded in deferred charges and amortized beginning January 1, 2013 over the 13‑year period calculated by subtracting the average age of our workforce from our normal retirement age under the RS Plan.

Our contributions to the RS Plan include contributions for substantially all of the 361 bargaining unit employees that are made in accordance with collective bargaining agreements.

In the RS Plan, a “zone status” determination is not required, and therefore not determined, under the Pension Protection Act (“Act”) of 2006. In addition, the accumulated benefit obligations and plan assets are not determined or allocated separately by individual employer. In total, the RS Plan was over 80 percent funded at January 1, 2015, and over 80 percent funded at January 1, 2014, based on the Act funding target and the Act actuarial value of assets on those dates.

Because the provisions of the Act do not apply to the RS Plan, funding improvement plans and surcharges are not applicable. Future contribution requirements are determined each year as part of the actuarial valuation of the plan and may change as a result of plan experience.

DEFINED CONTRIBUTION PLAN:  We have a qualified savings plan for eligible employees who may make pre‑tax and after‑tax contributions totaling up to 100 percent of their eligible earnings subject to certain limitations under federal law. We make no contributions for the 361 bargaining unit employees. For all of the eligible non‑bargaining unit employees, other than the 216 employees of Colowyo Coal, we contribute 1 percent of an employee’s eligible earnings. For the employees of Colowyo Coal, we contribute 7 percent of an employee’s eligible earnings and also match an employee’s contributions up to 5 percent. We made contributions to the plan of $3.0,  $2.9 and $3.0 million in 2015,  2014 and 2013, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:  We sponsor three medical plans for all non‑bargaining unit employees. Two of the plans provide postretirement medical benefits to full‑time non‑bargaining unit employees and retirees who receive benefits under those plans, who have attained age 55, and who elect to participate. All three of these non‑bargaining unit medical plans offer postemployment medical benefits to employees on long‑term disability. The plans were unfunded at December 31, 2015, are contributory (with retiree premium contributions equivalent to employee premiums, adjusted annually) and contain other cost‑sharing features such as deductibles.

The postretirement medical benefit plans were amended as of December 31, 2015.  The plan amendment eliminated coverage for all members after the age of 65.  This did not impact the valuation as post-65 retiree contributions were sufficient to cover expected claim costs for that group, so there was no implicit subsidy to value.  The postretirement medical benefit plan was amended to include three different plan options for members prior to the age of 65.  This reduced the liability by approximately 11.5 percent and is reflected as a prior service cost in the amount of ($896,214) as of December 31, 2015.

The postretirement medical benefit and postemployment medical benefit obligations are determined annually by an independent actuary and are included in accumulated postretirement benefit and postemployment obligations on the consolidated statements of financial position as follows (thousands):

	2015	2014
Postretirement medical benefit obligation at beginning of year	$7,713	$2,957
Service cost	593	582
Interest cost	270	256
Plan amendments - prior service cost	(896)	—
Benefit payments (net of contributions by participants)	(325)	(276)
Actuarial (gain) loss	(632)	4,194
Postretirement medical benefit obligation at end of year	$6,723	$7,713
Postemployment medical benefit obligation at end of year	178	418
Total postretirement and postemployment medical obligations at end of year	$6,901	$8,131

In accordance with the accounting standard related to postretirement benefits other than pensions, actuarial gains and losses are not recognized in income but are instead recorded in accumulated other comprehensive income on the consolidated statements of financial position. If the unrecognized amount is in excess of 10 percent of the projected benefit obligation, amounts are reclassified out of accumulated other comprehensive income and included in net income as the excess amount is amortized over the average remaining service lives of the active plan participants. Unrecognized actuarial gains and losses have been determined per actuarial studies for the postretirement medical benefit obligation.

The net unrecognized actuarial gains and losses related to the postretirement medical benefit obligation are included in accumulated other comprehensive income as follows (thousands):

	2015	2014
Actuarial gain included in accumulated other comprehensive income at beginning of year	$(1,082)	$3,081
Reclassification adjustment included in income	14	31
Plan amendments - prior service cost	896	—
Actuarial gain (loss) per actuarial study	632	(4,194)
Actuarial gain (loss) included in accumulated other comprehensive income at end of year	$460	$(1,082)

The assumptions used in the 2015 actuarial study performed for our postretirement medical benefit obligation were as follows:

Weighted-average discount rate	3.90%
Initial health care cost trend (2015)	8.00%
Ultimate health care cost trend	4.50%
Year that the rate reached the ultimate health care cost trend rate	2025
Expected return on plan assets (unfunded)	N/A
Average remaining service lives of active plan participants (years)	12.09

Changes in the assumed health care cost trend rates would impact the accumulated postretirement medical benefit obligation and the net periodic postretirement medical benefit expense as follows (thousands):

	1% Increase	1% Decrease
Accumulated postretirement medical benefit obligation	$709	$(620)
Net periodic postretirement medical benefit expense	$131	$(109)

The following are the expected future benefits to be paid related to the postretirement medical benefit obligation (thousands):

2016	$362
2017	433
2018	473
2019	535
2020	561
2021 and thereafter	2,600
$4,964